Simplify Next Intangible Core Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Shares Value
Common Stocks – 99.9%
Communication Services – 5.1%
Electronic Arts, Inc. ........................................................ 995 $ 200,692
Live Nation Entertainment, Inc.* .............................................. 245 40,033
Match Group, Inc. ......................................................... 966 34,119
New York Times Co. (The), Class A ........................................... 661 37,941
News Corp., Class B ....................................................... 2,337 80,743
Paramount Skydance Corp., Class B .......................................... 561 10,614
Pinterest, Inc., Class A* ..................................................... 2,847 91,588
Reddit, Inc., Class A* ...................................................... 677 155,703
Snap, Inc., Class A* ....................................................... 6,627 51,094
Spotify Technology SA* ..................................................... 823 574,454
Take-Two Interactive Software, Inc.* ........................................... 728 188,086
Warner Music Group Corp., Class A ........................................... 824 28,066
1,493,133
Consumer Discretionary – 6.5%
Airbnb, Inc., Class A* ...................................................... 873 106,000
Best Buy Co, Inc. ......................................................... 454 34,331
Booking Holdings, Inc. ..................................................... 45 242,967
Carvana Co., Class A* ..................................................... 190 71,676
Chewy, Inc., Class A* ...................................................... 955 38,630
Deckers Outdoor Corp.* .................................................... 237 24,025
DoorDash, Inc., Class A* .................................................... 562 152,858
DraftKings Inc, Class A* .................................................... 613 22,926
Duolingo, Inc.* ............................................................ 176 56,644
Expedia Group, Inc. ....................................................... 161 34,414
Flutter Entertainment PLC* .................................................. 207 52,578
Genuine Parts Co. ......................................................... 192 26,611
Home Depot, Inc. (The) ..................................................... 869 352,110
Light & Wonder, Inc.* ...................................................... 91 7,638
Lowe's Cos, Inc. .......................................................... 489 122,891
Lululemon Athletica, Inc.* ................................................... 232 41,280
NIKE, Inc., Class B ........................................................ 2,306 160,797
O'Reilly Automotive, Inc.* ................................................... 1,133 122,149
Ralph Lauren Corp. ........................................................ 135 42,331
Tapestry, Inc. ............................................................. 435 49,251
Tractor Supply Co. ........................................................ 458 26,046
Ulta Beauty, Inc.* .......................................................... 99 54,128
Williams-Sonoma, Inc. ..................................................... 269 52,576
1,894,857
Consumer Staples – 9.2%
BJ's Wholesale Club Holdings, Inc.* ........................................... 279 26,017
Coca-Cola Co. (The) ....................................................... 3,740 248,037
Colgate-Palmolive Co ...................................................... 1,253 100,165
Estee Lauder Cos., Inc. (The), Class A ......................................... 548 48,290
Hershey Co. (The) ......................................................... 173 32,360
Kimberly-Clark Corp. ....................................................... 550 68,387
Kroger Co. (The) .......................................................... 1,451 97,812
Mondelez International, Inc., Class A .......................................... 1,083 67,655
Monster Beverage Corp.* ................................................... 816 54,925
PepsiCo, Inc. ............................................................. 1,211 170,073

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Consumer Staples (continued)
Philip Morris International, Inc. ............................................... 1,310 $ 212,482
Sprouts Farmers Market, Inc.* ............................................... 229 24,915
Sysco Corp. .............................................................. 416 34,253
Target Corp. .............................................................. 1,029 92,301
Walmart, Inc. ............................................................. 13,885 1,430,988
2,708,660
Energy – 3.7%
Baker Hughes Co. ......................................................... 1,413 68,841
Exxon Mobil Corp. ......................................................... 6,193 698,261
Marathon Petroleum Corp. .................................................. 439 84,613
Phillips 66 ............................................................... 587 79,844
Targa Resources Corp. ..................................................... 327 54,785
Williams Cos., Inc. (The) .................................................... 1,779 112,700
1,099,044
Financials – 11.3%
Affirm Holdings, Inc.* ....................................................... 305 22,289
Aflac, Inc. ................................................................ 496 55,403
Allstate Corp. (The) ........................................................ 257 55,165
American Express Co. ..................................................... 650 215,904
American International Group, Inc. ............................................ 543 42,647
Ameriprise Financial Inc .................................................... 91 44,704
Arch Capital Group Ltd. ..................................................... 352 31,937
Arthur J Gallagher & Co. .................................................... 245 75,886
Berkshire Hathaway, Inc., Class B* ........................................... 2,064 1,037,655
Blackstone, Inc. ........................................................... 1,055 180,247
Brown & Brown, Inc. ....................................................... 319 29,919
Coinbase Global, Inc., Class A* .............................................. 224 75,598
Hartford Insurance Group, Inc. (The) .......................................... 265 35,348
LPL Financial Holdings Inc .................................................. 79 26,283
Marsh & McLennan Cos., Inc. ................................................ 474 95,525
Mastercard, Inc., Class A ................................................... 1,483 843,545
Progressive Corp. (The) .................................................... 550 135,823
Prudential Financial, Inc. .................................................... 336 34,857
Robinhood Markets, Inc., Class A* ............................................ 723 103,519
SoFi Technologies, Inc.* .................................................... 1,011 26,711
Toast, Inc., Class A* ....................................................... 2,416 88,208
Travelers Cos., Inc. (The) ................................................... 210 58,636
3,315,809
Health Care – 8.9%
ACADIA Pharmaceuticals, Inc.* .............................................. 1,061 22,642
Agilent Technologies, Inc. ................................................... 468 60,068
Align Technology, Inc.* ..................................................... 450 56,349
Alkermes PLC* ........................................................... 1,092 32,760
Alnylam Pharmaceuticals Inc* ............................................... 774 352,944
Axsome Therapeutics, Inc.* ................................................. 309 37,528
Bridgebio Pharma, Inc.* .................................................... 1,148 59,627
Cigna Group (The) ........................................................ 253 72,927
Corcept Therapeutics, Inc.* .................................................. 599 49,783
CVS Health Corp. ......................................................... 1,186 89,412

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Health Care (continued)
Elevance Health, Inc. ...................................................... 209 $ 67,532
Exelixis, Inc.* ............................................................. 1,569 64,800
Glaukos Corp.* ........................................................... 383 31,234
Guardant Health, Inc.* ...................................................... 846 52,858
Henry Schein, Inc.* ........................................................ 727 48,251
Hims & Hers Health, Inc.* ................................................... 818 46,397
Humana, Inc. ............................................................. 126 32,781
IDEXX Laboratories, Inc.* ................................................... 480 306,667
Incyte Corp.* ............................................................. 1,180 100,076
Insmed, Inc.* ............................................................. 1,280 184,333
Ionis Pharmaceuticals, Inc.* ................................................. 901 58,943
IRhythm Technologies, Inc.* ................................................. 198 34,054
Madrigal Pharmaceuticals, Inc.* .............................................. 133 61,002
Mettler-Toledo International Inc* .............................................. 34 41,739
Natera, Inc.* ............................................................. 801 128,937
Penumbra, Inc.* .......................................................... 241 61,050
PTC Therapeutics, Inc.* .................................................... 461 28,292
Rhythm Pharmaceuticals, Inc.* ............................................... 440 44,436
Tempus AI, Inc., Class A* ................................................... 650 52,461
TG Therapeutics, Inc.* ..................................................... 972 35,113
UnitedHealth Group, Inc. .................................................... 742 256,213
Waters Corp.* ............................................................ 96 28,782
2,599,991
Industrials – 8.4%
3M Co. .................................................................. 841 130,506
CACI International Inc, Class A* .............................................. 84 41,898
Cintas Corp. ............................................................. 672 137,935
Cummins Inc ............................................................. 182 76,871
Dover Corp. .............................................................. 161 26,860
Fastenal Co. ............................................................. 1,084 53,159
FedEx Corp. ............................................................. 318 74,988
GE Vernova, Inc. .......................................................... 386 237,351
General Electric Co. ....................................................... 1,431 430,473
Honeywell International, Inc. ................................................. 883 185,872
Illinois Tool Works, Inc. ..................................................... 399 104,043
Jacobs Solutions Inc ....................................................... 189 28,324
Lennox International, Inc. ................................................... 58 30,703
Lyft, Inc., Class A* ......................................................... 1,410 31,034
Otis Worldwide Corp. ...................................................... 338 30,903
Parker-Hannifin Corp. ...................................................... 143 108,415
Rocket Lab Corp.* ......................................................... 527 25,249
Rockwell Automation, Inc. ................................................... 453 158,337
Rollins, Inc. .............................................................. 768 45,112
Uber Technologies, Inc.* .................................................... 2,680 262,560
United Parcel Service, Inc., Class B ........................................... 1,162 97,062
Veralto Corp. ............................................................. 394 42,004
WW Grainger, Inc. ......................................................... 79 75,284
Xylem, Inc. ............................................................... 277 40,858
2,475,801

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology – 44.7%
Adobe, Inc.* .............................................................. 1,717 $ 605,672
Appfolio, Inc., Class A* ..................................................... 147 40,522
Applied Materials, Inc. ...................................................... 840 171,982
AppLovin Corp, Class A* .................................................... 1,169 839,973
Atlassian Corp., Class A* ................................................... 1,030 164,491
Aurora Innovation, Inc., Class A* ............................................. 7,155 38,565
Autodesk, Inc.* ........................................................... 868 275,738
Cadence Design Systems, Inc.* .............................................. 1,104 387,791
Ciena Corp.* ............................................................. 488 71,087
Cisco Systems, Inc. ........................................................ 16,391 1,121,472
Cloudflare Inc, Class A* .................................................... 1,315 282,186
Commvault Systems, Inc.* .................................................. 170 32,093
Dell Technologies, Inc., Class C .............................................. 2,747 389,442
DocuSign, Inc.* ........................................................... 770 55,509
Dropbox, Inc., Class A* ..................................................... 987 29,817
Dynatrace, Inc.* ........................................................... 1,258 60,950
Elastic NV* .............................................................. 410 34,641
F5, Inc.* ................................................................. 227 73,364
Fair Isaac Corp.* .......................................................... 95 142,170
Fortinet, Inc.* ............................................................. 2,953 248,288
Gartner, Inc.* ............................................................. 117 30,756
Gitlab, Inc., Class A* ....................................................... 582 26,237
GoDaddy Inc, Class A* ..................................................... 560 76,625
Guidewire Software, Inc.* ................................................... 295 67,809
HP, Inc. ................................................................. 3,956 107,722
HubSpot, Inc.* ............................................................ 197 92,157
International Business Machines Corp. ........................................ 3,660 1,032,706
Intuit, Inc. ................................................................ 1,171 799,688
Keysight Technologies, Inc.* ................................................. 271 47,403
Klaviyo, Inc., Class A* ...................................................... 1,191 32,979
Kyndryl Holdings, Inc.* ..................................................... 932 27,988
Lam Research Corp ....................................................... 1,219 163,224
Lattice Semiconductor Corp.* ................................................ 559 40,986
Life360, Inc.* ............................................................. 273 29,020
Manhattan Associates, Inc.* ................................................. 243 49,810
MongoDB, Inc.* ........................................................... 318 98,701
Motorola Solutions, Inc. ..................................................... 664 303,641
NetApp, Inc. .............................................................. 776 91,925
Nutanix, Inc., Class A* ...................................................... 926 68,885
Palantir Technologies, Inc., Class A* .......................................... 8,453 1,541,996
Pegasystems, Inc. ......................................................... 641 36,857
Procore Technologies, Inc.* ................................................. 597 43,533
Pure Storage Inc, Class A* .................................................. 1,208 101,242
Qorvo, Inc.* .............................................................. 401 36,523
QUALCOMM, Inc. ......................................................... 4,356 724,664
Rubrik, Inc., Class A* ...................................................... 902 74,189
Samsara, Inc., Class A* .................................................... 2,106 78,449
Seagate Technology Holdings PLC ........................................... 754 177,989
ServiceNow, Inc.* ......................................................... 804 739,905

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Information Technology (continued)
Synopsys, Inc.* ........................................................... 1,085 $ 535,328
Teradyne, Inc. ............................................................ 270 37,163
Trimble Inc* .............................................................. 952 77,731
Unity Software, Inc.* ....................................................... 1,511 60,500
Western Digital Corp ....................................................... 1,247 149,715
Workday, Inc., Class A* ..................................................... 1,134 272,988
Zscaler, Inc.* ............................................................. 596 178,597
13,121,384
Materials – 1.0%
CRH PLC ................................................................ 590 70,741
Ecolab, Inc. .............................................................. 327 89,552
Sherwin-Williams Co. (The) ................................................. 223 77,216
Vulcan Materials Co. ....................................................... 190 58,448
295,957
Real Estate – 0.1%
CBRE Group, Inc., Class A* ................................................. 270 42,541
Utilities – 1.0%
Consolidated Edison, Inc. ................................................... 544 54,683
Dominion Energy, Inc. ...................................................... 1,238 75,729
NiSource, Inc. ............................................................ 690 29,877
NRG Energy, Inc. ......................................................... 254 41,135
Vistra Corp. .............................................................. 445 87,184
288,608
Total Common Stocks (Cost $27,770,163) .......................................... 29,335,785
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)
(Cost $34,604) .......................................................... 34,604 34,604
Total Investments – 100.0%
(Cost $27,804,767) ............................................................ $ 29,370,389
Other Assets in Excess of Liabilities – 0.0%† .......................................... 3,407
Net Assets – 100.0% ............................................................ $ 29,373,796
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 99.9%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 100.0%
Other Assets in Excess of Liabilities ............................................................... 0.0%†
Net Assets .................................................................................. 100.0%

Simplify Next Intangible Core Index ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.